Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 218,204	$ 203,222
Accruing 30-89 Days Past Due	1,723	1,782
90 Days or More Past Due	1,323	1,753
Nonperforming	2,079	3,078
Total	223,329	209,835
Commercial loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	65,701	55,991
Accruing 30-89 Days Past Due	341	300
90 Days or More Past Due	58	45
Nonperforming	123	312
Total	66,223	56,648
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	36,241	34,800
Accruing 30-89 Days Past Due	158	138
90 Days or More Past Due	8	14
Nonperforming	546	899
Total	36,953	35,851
Residential mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,728	35,664
Accruing 30-89 Days Past Due	348	404
90 Days or More Past Due	281	364
Nonperforming	661	650
Total	44,018	37,082
Credit card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,525	16,662
Accruing 30-89 Days Past Due	227	238
90 Days or More Past Due	217	236
Nonperforming	146	224
Total	17,115	17,360
Other retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	47,109	47,516
Accruing 30-89 Days Past Due	290	340
90 Days or More Past Due	96	184
Nonperforming	217	67
Total	47,712	48,107
Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	208,304	190,633
Accruing 30-89 Days Past Due	1,364	1,420
90 Days or More Past Due	660	843
Nonperforming	1,693	2,152
Total	212,021	195,048
Covered loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,900	12,589
Accruing 30-89 Days Past Due	359	362
90 Days or More Past Due	663	910
Nonperforming	386	926
Total	$ 11,308	$ 14,787